Allowance for Loan Losses, evaluated for impairment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ending allowance balance [Abstract]
Individually evaluated for impairment	$ 4,272,107	$ 5,751,105	$ 12,941,646
Collectively evaluated for impairment	8,464,814	9,898,489	15,338,431
Total ending allowance balance	12,736,921	15,649,594	28,280,077	31,400,641
Ending loan balance [Abstract]
Individually evaluated for impairment	55,071,195	68,276,446	104,807,855
Collectively evaluated for impairment	691,978,816	648,044,875	708,442,818
Total Loans	747,050,011	716,321,321	813,250,673
Commercial [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	462,555	308,211	336,011
Collectively evaluated for impairment	518,466	762,349	4,078,806
Total ending allowance balance	981,021	1,070,560	4,414,817	3,930,760
Ending loan balance [Abstract]
Individually evaluated for impairment	2,512,133	2,237,878	2,131,375
Collectively evaluated for impairment	53,172,359	46,748,224	51,088,966
Total Loans	55,684,492	48,986,102	53,220,341
Agricultural [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	296,175	297,168	698,637
Total ending allowance balance	296,175	297,168	698,637	779,337
Ending loan balance [Abstract]
Individually evaluated for impairment	0	0	274,679
Collectively evaluated for impairment	6,210,953	8,421,884	10,277,112
Total Loans	6,210,953	8,421,884	10,551,791
Commercial Construction [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	1,732,534	2,693,571	3,501,117
Collectively evaluated for impairment	157,666	429,023	624,926
Total ending allowance balance	1,890,200	3,122,594	4,126,043	7,402,484
Ending loan balance [Abstract]
Individually evaluated for impairment	13,892,135	24,212,519	28,392,107
Collectively evaluated for impairment	39,915,921	34,333,301	43,917,124
Total Loans	53,808,056	58,545,820	72,309,231
Residential Construction [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	138,092	138,092	519,766
Total ending allowance balance	138,092	138,092	519,766	447,676
Ending loan balance [Abstract]
Individually evaluated for impairment	0	0	194,881
Collectively evaluated for impairment	5,852,238	3,530,502	4,178,130
Total Loans	5,852,238	3,530,502	4,373,011
Commercial Real Estate [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	1,236,526	2,060,815	7,539,533
Collectively evaluated for impairment	3,926,313	4,387,249	489,992
Total ending allowance balance	5,162,839	6,448,064	8,029,525	8,790,443
Ending loan balance [Abstract]
Individually evaluated for impairment	28,205,405	35,715,026	58,562,946
Collectively evaluated for impairment	306,180,772	279,565,722	304,315,619
Total Loans	334,386,177	315,280,748	362,878,565
Residential [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	840,492	674,998	1,561,952
Collectively evaluated for impairment	2,565,455	3,020,359	4,379,744
Total ending allowance balance	3,405,947	3,695,357	5,941,696	5,025,839
Ending loan balance [Abstract]
Individually evaluated for impairment	8,022,249	5,614,744	13,645,907
Collectively evaluated for impairment	195,822,273	188,023,073	193,825,906
Total Loans	203,844,522	193,637,817	207,471,813
Farmland [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	11,878	0
Collectively evaluated for impairment	290,526	352,785	944,323
Total ending allowance balance	290,526	364,663	944,323	942,019
Ending loan balance [Abstract]
Individually evaluated for impairment	2,393,775	486,683	1,416,538
Collectively evaluated for impairment	46,663,086	47,738,723	51,361,851
Total Loans	49,056,861	48,225,406	52,778,389
Consumer [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	1,632	3,033
Collectively evaluated for impairment	227,774	203,522	3,071,187
Total ending allowance balance	227,774	205,154	3,074,220	2,826,058
Ending loan balance [Abstract]
Individually evaluated for impairment	28,007	9,596	76,420
Collectively evaluated for impairment	29,749,769	30,439,707	33,487,443
Total Loans	29,777,776	30,449,303	33,563,863
Other [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	344,347	307,942	531,050
Total ending allowance balance	344,347	307,942	531,050	1,256,025
Ending loan balance [Abstract]
Individually evaluated for impairment	17,491	0	113,002
Collectively evaluated for impairment	8,411,445	9,243,739	15,990,667
Total Loans	$ 8,428,936	$ 9,243,739	$ 16,103,669